Note 3 - Segment and Geographic Information - Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense (including multi-client data library)	$ 26,296	$ 43,198	$ 57,751
Operating Segments [Member] | E and P Technology and Services [Member]
Depreciation and amortization expense (including multi-client data library)	24,581	41,813	51,673
Operating Segments [Member] | Operations Optimization [Member]
Depreciation and amortization expense (including multi-client data library)	1,234	940	995
Segment Reconciling Items [Member]
Depreciation and amortization expense (including multi-client data library)	$ 481	$ 445	$ 5,083	[1],[2]

[1]	(a) Includes depreciation and amortization of previously reported Ocean Bottom Integrated Technologies segment of $4.2 million.
[2]	Includes depreciation and amortization of previously reported Ocean Bottom Integrated Technologies segment of $4.2 million.